Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Unamortized debt discount, current	$ 31,255,497	$ 0
Unamortized debt discount, noncurrent	$ 289	$ 0
Preferred stock, shares authorized	10,000,000	10,000,000
Common stock par value	$ 0.001	$ 0.001
Common stock, shares authorized	1,200,000,000	500,000,000
Commom stock, shares issued	3,331,916	1,661,431
Commom stock, shares outstanding	3,331,916	1,661,431
Common stock, shares to be issued	8,500	3,024,604
Series X Preferred Stock [Member]
Preferred stock, shares authorized	100	100
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, stated value	$ 20,000	$ 20,000
Preferred stock shares issued	0	16.05
Preferred stock shares outstanding	0	16.05
Series Y Preferred Stock [Member]
Preferred stock, shares authorized		1,000
Preferred stock, par value		$ 0.001
Preferred stock, stated value	$ 20,000
Preferred stock shares issued	0	654.781794
Preferred stock shares outstanding	0	654.781794
Series Z Preferred Stock [Member]
Preferred stock, shares authorized	500	500
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, stated value	$ 20,000	$ 20,000
Preferred stock shares issued	500	0
Preferred stock shares outstanding	500	0
Series C Preferred Stock [Member]
Preferred stock, shares authorized	1,000	1,000
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock shares issued	0	1,000
Preferred stock shares outstanding	0	1,000
Series A Preferred Stock [Member]
Preferred stock, shares authorized	6,000	6,000
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Series B Preferred Stock [Member]
Preferred stock, shares authorized	2,000	2,000
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Non-Convertible Notes Payable [Member]
Unamortized debt discount, current	$ 11,724	$ 0